Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Unsecured Loans, weighted-average interest rate of 4.40%
Short-term Debt [Line Items]
Debt weighted average interest rate		4.40%
Unsecured Loans, weighted-average interest rate of 3.98%
Short-term Debt [Line Items]
Debt weighted average interest rate	3.98%
Secured Call Money, weighted-average interest rate of 0.11%
Short-term Debt [Line Items]
Debt weighted average interest rate	0.11%	0.11%